Label	Element	Value
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XIII
Central Index Key	dei_EntityCentralIndexKey	0000356349
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2015
Document Type	dei_DocumentType	485BPOS
MFS® Government Securities Fund | I (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MGSIX
MFS® Government Securities Fund | A (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGSX
MFS® Government Securities Fund | R4 (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGJX
MFS® Government Securities Fund | B (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGBX
MFS® Government Securities Fund | C (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGDX
MFS® Government Securities Fund | R1 (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGGX
MFS® Government Securities Fund | R2 (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MGVSX
MFS® Government Securities Fund | R3 (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGHX
MFS® Government Securities Fund | R5 (MFS® Government Securities Fund)
Trading Symbol	dei_TradingSymbol	MFGKX
MFS® Diversified Income Fund | A (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFAX
MFS® Diversified Income Fund | C (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFCX
MFS® Diversified Income Fund | I (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFIX
MFS® Diversified Income Fund | R1 (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFDX
MFS® Diversified Income Fund | R2 (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFEX
MFS® Diversified Income Fund | R3 (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFFX
MFS® Diversified Income Fund | R4 (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFGX
MFS® Diversified Income Fund | R5 (MFS® Diversified Income Fund)
Trading Symbol	dei_TradingSymbol	DIFHX
MFS® Global Real Estate Fund | A (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLAX
MFS® Global Real Estate Fund | B (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLDX
MFS® Global Real Estate Fund | C (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLCX
MFS® Global Real Estate Fund | I (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLIX
MFS® Global Real Estate Fund | R1 (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLJX
MFS® Global Real Estate Fund | R2 (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLKX
MFS® Global Real Estate Fund | R3 (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLLX
MFS® Global Real Estate Fund | R4 (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLMX
MFS® Global Real Estate Fund | R5 (MFS® Global Real Estate Fund)
Trading Symbol	dei_TradingSymbol	MGLRX
MFS® New Discovery Value Fund | A (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVAX
MFS® New Discovery Value Fund | B (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVBX
MFS® New Discovery Value Fund | C (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVCX
MFS® New Discovery Value Fund | I (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVIX
MFS® New Discovery Value Fund | R1 (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVRX
MFS® New Discovery Value Fund | R2 (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVSX
MFS® New Discovery Value Fund | R3 (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVTX
MFS® New Discovery Value Fund | R4 (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVUX
MFS® New Discovery Value Fund | R5 (MFS® New Discovery Value Fund)
Trading Symbol	dei_TradingSymbol	NDVVX